Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule Of Computation Of Net Income Per Share

	For the fiscal year ended December 31,
	2012	2011	2010
Net income attributable to Arcos Dorados Holdings Inc. available to
common shareholders	$114,332	$115,529	$106,021
Weighted-average number of common shares outstanding - Basic	209,529,412	215,420,271	241,882,966
Incremental shares from assumed exercise of stock options (a)	-	-	-
Incremental shares from vesting of restricted stock units	248,646	126,184	-
Weighted-average number of common shares outstanding - Diluted	209,778,058	215,546,455	241,882,966

Basic net income per common share attributable to Arcos
Dorados Holdings Inc	$0.55	$0.54	$0.44
Diluted net income per common share attributable to Arcos
Dorados Holdings Inc	$0.55	$0.54	$0.44

     (a) Options to purchase 1,879,847 shares of common stock at $21.20 per share were outstanding during fiscal years 2012 and 2011; options to purchase 584,587 shares of common stock at $14.35 per share were outstanding during fiscal year 2012. These options were not included in the computation of diluted earnings per share because their inclusion would have been anti-dilutive.